Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Net Total Return Index (USD) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Net Total Return Index (USD)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.49%	10.06%	9.52%
S&P Global REIT Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global REIT Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		2.77%	0.46%	2.98%
Vert Global Sustainable Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.45%	1.12%	2.97%
Performance Inception Date	Oct. 31, 2017
Vert Global Sustainable Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.29%	0.33%	2.05%
Vert Global Sustainable Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.52%	0.67%	2.03%